Note 19 - Sale and Leaseback of Vessels	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Sale Leaseback Transaction Disclosure [Text Block]
19.	Sale and Leaseback of Vessels

In November and December 2014, the Company sold the vessels Gas Premiership and Gas Cathar and realized a total gain of $780,695. The Company entered into bareboat charter agreements to leaseback the vessels for a period of four years. The charter back agreements are accounted for as operating leases and the gain on the sale was deferred and is being amortized to income over the four-year lease period. For the years ended December 31, 2014 and 2015, the amortization amounted to $4,954 and $195,040, respectively, and is included in Charter hire expenses in the consolidated statements of income. Lease payments relating to the bareboat charters of the vessels amounted to $325,758 and $4,320,000 for the years ended December 31, 2014 and 2015, and are included in Charter hire expenses in the consolidated statements of income. Future lease payments as of December 31, 2015, until the expiry of the charter back agreements, amount to $4,320,000 during 2016, $4,320,000 during 2017 and $4,008,000 during 2018.